PROPERTY, PLANT AND EQUIPMENT - Accumulated Depreciation and Impairment Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	$ 2,436.1
Balance, end of the year	2,239.6	$ 2,436.1
Accumulated depreciation, amortisation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	2,718.5	2,491.5
Depreciation expense	306.5	302.1
Disposals	(52.8)	(75.1)
Impairment charges	285.5
Transfers within Property, plant and equipment		0.0
Balance, end of the year	3,257.7	2,718.5
Accumulated depreciation, amortisation and impairment | Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	0.0	0.0
Depreciation expense	0.0	0.0
Disposals	0.0	0.0
Impairment charges	0.0
Transfers within Property, plant and equipment		0.0
Balance, end of the year	0.0	0.0
Accumulated depreciation, amortisation and impairment | Mining properties
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	1,609.6	1,469.2
Depreciation expense	167.9	140.4
Disposals	0.0	0.0
Impairment charges	0.0
Transfers within Property, plant and equipment		0.0
Balance, end of the year	1,777.5	1,609.6
Accumulated depreciation, amortisation and impairment | Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	1,108.9	1,022.3
Depreciation expense	132.8	161.7
Disposals	(52.8)	(75.1)
Impairment charges	285.5
Transfers within Property, plant and equipment		0.7
Balance, end of the year	1,473.7	1,108.9
Accumulated depreciation, amortisation and impairment | ROU Assets: Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	0.0	0.0
Depreciation expense	5.8	0.0
Disposals	0.0	0.0
Impairment charges	0.0
Transfers within Property, plant and equipment		(0.7)
Balance, end of the year	6.5	0.0
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	2,436.1
Balance, end of the year	2,239.6	2,436.1
Gross carrying amount | Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	515.1
Balance, end of the year	504.2	515.1
Gross carrying amount | Mining properties
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	1,109.7
Balance, end of the year	1,183.5	1,109.7
Gross carrying amount | Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	811.3
Balance, end of the year	490.3	811.3
Gross carrying amount | ROU Assets: Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	0.0
Balance, end of the year	$ 61.6	$ 0.0